Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Copeland Trust
Entity Central Index Key	0001502745
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000233044
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class A
Trading Symbol	CISAX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$130	1.23%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve months ending November 30, 2025, the Fund's Class A shares returned 11.08% , trailing the MSCI World ex USA Small Cap Net Index (27.48%) and MSCI World ex USA Net Index (24.58%). The period favored higher-momentum, lower-profitability stocks, creating headwinds for the Fund's quality- and dividend-growth-oriented approach.

Stock selection in Consumer Discretionary and Health Care contributed positively, while Materials and Consumer Staples detracted.

In Consumer Discretionary, Lottomatica Group S.p.A. (LTMC-IT, 2.0% of holdings at period end) was a top contributor to Fund performance. Italy's leading gaming operator gained online market share while earnings growth accelerated to over 40% with 33% dividend growth. Performance reflected strong fundamentals and valuation re-rating as global investors recognized the business model's durability and disciplined capital allocation.

In Health Care, Recordati S.p.A. (REC-IT, 1.8% of holdings at period end) delivered steady profit growth. Its rare diseases segment, led by Isturisa and Enjaymo, accelerated growth, while Specialty & Primary Care remained a stable cash generator. The company is tracking toward double-digit earnings and dividend growth in 2025.

Within Materials, OR Royalties Ltd. (OR-CA, 2.0% of holdings at period end) generated robust returns in 2025, driven by rising gold prices and production volumes, which enabled record revenues, high margins, balance-sheet deleveraging, and aggressive capital returns. Despite this performance, the Materials sector overall lagged the benchmark primarily due to our structural underweight to gold miners.

In Consumer Staples, Warpaint London PLC (W7L-GB, 0% of holdings at period end), a U.K. cosmetics company, was the primary detractor. Following a period of rapid earnings acceleration driven by aggressive distribution expansion, growth normalized as the company lapped this unusually strong rollout phase. The resulting deceleration in earnings growth led to a valuation de-rating. As our confidence in the sustainability of future dividend growth diminished, we exited the position prior to period end, consistent with the Fund’s focus on durable, compounding income and dividend growth.

Line Graph [Table Text Block]
	Copeland International Small Cap Fund - Class A	MSCI WORLD ex USA Index	MSCI WORLD ex USA SMALL CAP Net
Dec-2021	$9,425	$10,000	$10,000
Nov-2022	$7,370	$8,634	$7,966
Nov-2023	$7,619	$9,608	$8,423
Nov-2024	$8,011	$10,902	$9,524
Nov-2025	$8,899	$13,582	$12,141

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class A
Without Load	11.08%	-1.45%
With Load	4.74%	-2.93%
MSCI WORLD ex USA Index	24.58%	8.12%
MSCI WORLD ex USA SMALL CAP Net	27.48%	5.07%

Performance Inception Date	Dec. 28, 2021
AssetsNet	$ 704,404
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$704,404 Number of Portfolio Holdings75 Advisory Fee (net of waivers)$0 Portfolio Turnover37%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Energy	1.4%
Communications	2.1%
Consumer Staples	2.8%
Utilities	2.8%
Health Care	7.5%
Technology	9.9%
Consumer Discretionary	11.1%
Real Estate	11.4%
Financials	13.0%
Materials	13.2%
Industrials	26.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Other Countries	7.7%
Spain	2.0%
Germany	3.4%
Netherlands	3.7%
France	5.6%
Australia	6.0%
Sweden	6.3%
Italy	8.3%
United Kingdom	10.9%
Canada	16.5%
Japan	30.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Maruwa Company Ltd.	2.9%
Chiba Bank Ltd. (The)	2.1%
OR Royalties, Inc.	2.0%
Lottomatica Group Spa	2.0%
Hill & Smith Holdings plc	1.9%
Halma PLC	1.8%
Recordati Industria Chimica e Farmaceutica SpA	1.8%
Ventia Services Group Pty Ltd.	1.8%
TMX Group Ltd.	1.7%
Charter Hall Group	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the year ended November 30, 2025.
C000233045
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class I
Trading Symbol	CSIIX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$104	0.98%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve months ending November 30, 2025, the Fund's Class I shares returned 11.57% , trailing the MSCI World ex USA Small Cap Net Index 27.48% and MSCI World ex USA Net Index 24.58%. The period favored higher-momentum, lower-profitability stocks, creating headwinds for the Fund's quality- and dividend-growth-oriented approach.

Stock selection in Consumer Discretionary and Health Care contributed positively, while Materials and Consumer Staples detracted.

In Consumer Discretionary, Lottomatica Group S.p.A. (LTMC-IT, 2.0% of holdings at period end) was a top contributor to Fund performance. Italy's leading gaming operator gained online market share while earnings growth accelerated to over 40% with 33% dividend growth. Performance reflected strong fundamentals and valuation re-rating as global investors recognized the business model's durability and disciplined capital allocation.

In Health Care, Recordati S.p.A. (REC-IT, 1.8% of holdings at period end) delivered steady profit growth. Its rare diseases segment, led by Isturisa and Enjaymo, accelerated growth, while Specialty & Primary Care remained a stable cash generator. The company is tracking toward Adouble-digit earnings and dividend growth in 2025.

Within Materials, OR Royalties Ltd. (OR-CA, 2.0% of holdings at period end) generated robust returns in 2025, driven by rising gold prices and production volumes, which enabled record revenues, high margins, balance-sheet deleveraging, and aggressive capital returns. Despite this performance, the Materials sector overall lagged the benchmark primarily due to our structural underweight to gold miners.

In Consumer Staples, Warpaint London PLC (W7L-GB, 0% of holdings at period end), a U.K. cosmetics company, was the primary detractor. Following a period of rapid earnings acceleration driven by aggressive distribution expansion, growth normalized as the company lapped this unusually strong rollout phase. The resulting deceleration in earnings growth led to a valuation de-rating. As our confidence in the sustainability of future dividend growth diminished, we exited the position prior to period end, consistent with the Fund’s focus on durable, compounding income and dividend growth.

Line Graph [Table Text Block]
	Copeland International Small Cap Fund - Class I	MSCI WORLD ex USA Index	MSCI WORLD ex USA SMALL CAP Net
Dec-2021	$10,000	$10,000	$10,000
Nov-2022	$7,820	$8,634	$7,966
Nov-2023	$8,084	$9,608	$8,423
Nov-2024	$8,510	$10,902	$9,524
Nov-2025	$9,495	$13,582	$12,141

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class I	11.57%	-1.31%
MSCI WORLD ex USA Index	24.58%	8.12%
MSCI WORLD ex USA SMALL CAP Net	27.48%	5.07%

Performance Inception Date	Dec. 28, 2021
AssetsNet	$ 704,404
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$704,404 Number of Portfolio Holdings75 Advisory Fee (net of waivers)$0 Portfolio Turnover37%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Energy	1.4%
Communications	2.1%
Consumer Staples	2.8%
Utilities	2.8%
Health Care	7.5%
Technology	9.9%
Consumer Discretionary	11.1%
Real Estate	11.4%
Financials	13.0%
Materials	13.2%
Industrials	26.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Other Countries	7.7%
Spain	2.0%
Germany	3.4%
Netherlands	3.7%
France	5.6%
Australia	6.0%
Sweden	6.3%
Italy	8.3%
United Kingdom	10.9%
Canada	16.5%
Japan	30.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Maruwa Company Ltd.	2.9%
Chiba Bank Ltd. (The)	2.1%
OR Royalties, Inc.	2.0%
Lottomatica Group Spa	2.0%
Hill & Smith Holdings plc	1.9%
Halma PLC	1.8%
Recordati Industria Chimica e Farmaceutica SpA	1.8%
Ventia Services Group Pty Ltd.	1.8%
TMX Group Ltd.	1.7%
Charter Hall Group	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the year ended November 30, 2025.
C000095114
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class A
Trading Symbol	CDGRX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$121	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class A shares of the Fund rose 2.48% versus the 13.59% gain posted by the Russell 3000 Index and the 15.00% advance registered by the S&P 500 Index.

Our stock selection in the Consumer Staples and Health Care sectors bolstered Fund returns while those in the Technology and Consumer Discretionary detracted. Fund holding Broadcom (AVGO, 3.6% of holdings at period end) was a bright spot in the Technology sector as shares more than doubled. The semiconductor and infrastructure software company benefited from strong artificial intelligence demand. Broadcom’s AI-related semiconductor revenues soared 65% in fiscal 2025 with growth expected to accelerate to 100% in fiscal 2026. The company posted EBITDA and free-cash-flow growth of 35% and 39%, respectively.

Within the Industrials sector, Vertiv (VRT, 2.1% of holdings at period end) moved sharply higher. The data center infrastructure company benefitted from surging demand amidst a massive AI-driven facilities buildout. The investment cycle fueled earnings growth of nearly 50% this year. Vertiv recently increased its dividend by 67%, indicating confidence in continued strong 2026 growth.

Reflective of our relative underperformance in Technology, Booz Allen Hamilton (BAH, 0.8% of holdings at period end) pulled back sharply. The management and technology consulting provider garners 95% of revenues from the U.S. government. Efforts to reduce government spending via the Department of Government Efficiency (DOGE) drove sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our Healthcare outperformance was United Healthcare (UNH, 0.0% of holdings at period end, exited in August) which moved decidedly lower. In May, CEO Andrew Witty stepped down, with former CEO Stephen Hemsley returning. United Healthcare suspended its 2025 outlook as patient cost came in sharply higher than expected. June quarter earnings fell 40% as margins came under pressure. In light of the deteriorating fundamentals, we elected to exit our position in in the shares.

Line Graph [Table Text Block]
	Copeland Dividend Growth Fund - Class A	Russell 3000® Index	S&P 500® Index
Nov-2015	$9,423	$10,000	$10,000
Nov-2016	$9,469	$10,831	$10,806
Nov-2017	$11,516	$13,243	$13,277
Nov-2018	$12,714	$13,975	$14,111
Nov-2019	$12,873	$16,140	$16,384
Nov-2020	$13,161	$19,210	$19,244
Nov-2021	$16,015	$24,270	$24,617
Nov-2022	$15,389	$21,648	$22,350
Nov-2023	$16,151	$24,378	$25,443
Nov-2024	$20,210	$32,784	$34,066
Nov-2025	$20,710	$37,239	$39,175

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class A
Without Load	2.48%	9.49%	8.19%
With Load	-3.41%	8.20%	7.55%
Russell 3000® Index	13.59%	14.15%	14.05%
S&P 500® Index	15.00%	15.28%	14.63%

AssetsNet	$ 27,671,153
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,962
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,671,153 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$8,962 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Real Estate	1.1%
Energy	2.5%
Utilities	2.6%
Consumer Staples	4.1%
Materials	5.5%
Communications	7.3%
Consumer Discretionary	7.7%
Health Care	13.2%
Financials	13.3%
Industrials	14.2%
Technology	28.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	3.6%
Eli Lilly & Company	3.1%
Amphenol Corporation, Class A	2.5%
Apple, Inc.	2.5%
WESCO International, Inc.	2.4%
Vertiv Holdings Company, Class A	2.1%
Intuit, Inc.	2.1%
Morgan Stanley	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class A	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

C000109647
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class C
Trading Symbol	CDCRX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CFootnote Reference*	$197	1.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class C shares of the Fund rose 1.65% versus the 13.59% gain posted by the Russell 3000 Index and the 15.00% advance registered by the S&P 500 Index.

Our stock selection in the Consumer Staples and Health Care sectors bolstered Fund returns while those in the Technology and Consumer Discretionary detracted. Fund holding Broadcom (AVGO, 3.6% of holdings at period end) was a bright spot in the Technology sector as shares more than doubled. The semiconductor and infrastructure software company benefited from strong artificial intelligence demand. Broadcom’s AI-related semiconductor revenues soared 65% in fiscal 2025 with growth expected to accelerate to 100% in fiscal 2026. The company posted EBITDA and free-cash-flow growth of 35% and 39%, respectively.

Within the Industrials sector, Vertiv (VRT, 2.1% of holdings at period end) moved sharply higher. The data center infrastructure company benefitted from surging demand amidst a massive AI-driven facilities buildout. The investment cycle fueled earnings growth of nearly 50% this year. Vertiv recently increased its dividend by 67%, indicating confidence in continued strong 2026 growth.

Reflective of our relative underperformance in Technology, Booz Allen Hamilton (BAH, 0.8% of holdings at period end) pulled back sharply. The management and technology consulting provider garners 95% of revenues from the U.S. government. Efforts to reduce government spending via the Department of Government Efficiency (DOGE) drove sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our Healthcare outperformance was United Healthcare (UNH, 0.0% of holdings at period end, exited in August) which moved decidedly lower. In May, CEO Andrew Witty stepped down, with former CEO Stephen Hemsley returning. United Healthcare suspended its 2025 outlook as patient cost came in sharply higher than expected. June quarter earnings fell 40% as margins came under pressure. In light of the deteriorating fundamentals, we elected to exit our position in in the shares.

Line Graph [Table Text Block]
	Copeland Dividend Growth Fund - Class C	Russell 3000® Index	S&P 500® Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$9,970	$10,831	$10,806
Nov-2017	$12,031	$13,243	$13,277
Nov-2018	$13,189	$13,975	$14,111
Nov-2019	$13,249	$16,140	$16,384
Nov-2020	$13,449	$19,210	$19,244
Nov-2021	$16,239	$24,270	$24,617
Nov-2022	$15,488	$21,648	$22,350
Nov-2023	$16,131	$24,378	$25,443
Nov-2024	$20,043	$32,784	$34,066
Nov-2025	$20,373	$37,239	$39,175

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class C	1.65%	8.66%	7.38%
Russell 3000® Index	13.59%	14.15%	14.05%
S&P 500® Index	15.00%	15.28%	14.63%

AssetsNet	$ 27,671,153
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,962
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,671,153 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$8,962 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Real Estate	1.1%
Energy	2.5%
Utilities	2.6%
Consumer Staples	4.1%
Materials	5.5%
Communications	7.3%
Consumer Discretionary	7.7%
Health Care	13.2%
Financials	13.3%
Industrials	14.2%
Technology	28.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	3.6%
Eli Lilly & Company	3.1%
Amphenol Corporation, Class A	2.5%
Apple, Inc.	2.5%
WESCO International, Inc.	2.4%
Vertiv Holdings Company, Class A	2.1%
Intuit, Inc.	2.1%
Morgan Stanley	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class A	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

C000124573
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class I
Trading Symbol	CDIVX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$106	1.05%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class I shares of the Fund rose 2.61% versus the 13.59% gain posted by the Russell 3000 Index and the 15.00% advance registered by the S&P 500 Index.

Our stock selection in the Consumer Staples and Health Care sectors bolstered Fund returns while those in the Technology and Consumer Discretionary detracted. Fund holding Broadcom (AVGO, 3.6% of holdings at period end) was a bright spot in the Technology sector as shares more than doubled. The semiconductor and infrastructure software company benefited from strong artificial intelligence demand. Broadcom’s AI-related semiconductor revenues soared 65% in fiscal 2025 with growth expected to accelerate to 100% in fiscal 2026. The company posted EBITDA and free-cash-flow growth of 35% and 39%, respectively.

Within the Industrials sector, Vertiv (VRT, 2.1% of holdings at period end) moved sharply higher. The data center infrastructure company benefitted from surging demand amidst a massive AI-driven facilities buildout. The investment cycle fueled earnings growth of nearly 50% this year. Vertiv recently increased its dividend by 67%, indicating confidence in continued strong 2026 growth.

Reflective of our relative underperformance in Technology, Booz Allen Hamilton (BAH, 0.8% of holdings at period end) pulled back sharply. The management and technology consulting provider garners 95% of revenues from the U.S. government. Efforts to reduce government spending via the Department of Government Efficiency (DOGE) drove sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our Healthcare outperformance was United Healthcare (UNH, 0.0% of holdings at period end, exited in August) which moved decidedly lower. In May, CEO Andrew Witty stepped down, with former CEO Stephen Hemsley returning. United Healthcare suspended its 2025 outlook as patient cost came in sharply higher than expected. June quarter earnings fell 40% as margins came under pressure. In light of the deteriorating fundamentals, we elected to exit our position in in the shares.

Line Graph [Table Text Block]
	Copeland Dividend Growth Fund - Class I	Russell 3000® Index	S&P 500® Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$10,067	$10,831	$10,806
Nov-2017	$12,253	$13,243	$13,277
Nov-2018	$13,547	$13,975	$14,111
Nov-2019	$13,741	$16,140	$16,384
Nov-2020	$14,071	$19,210	$19,244
Nov-2021	$17,158	$24,270	$24,617
Nov-2022	$16,503	$21,648	$22,350
Nov-2023	$17,350	$24,378	$25,443
Nov-2024	$21,741	$32,784	$34,066
Nov-2025	$22,308	$37,239	$39,175

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class I	2.61%	9.65%	8.35%
Russell 3000® Index	13.59%	14.15%	14.05%
S&P 500® Index	15.00%	15.28%	14.63%

AssetsNet	$ 27,671,153
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,962
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$27,671,153 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$8,962 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Real Estate	1.1%
Energy	2.5%
Utilities	2.6%
Consumer Staples	4.1%
Materials	5.5%
Communications	7.3%
Consumer Discretionary	7.7%
Health Care	13.2%
Financials	13.3%
Industrials	14.2%
Technology	28.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	3.6%
Eli Lilly & Company	3.1%
Amphenol Corporation, Class A	2.5%
Apple, Inc.	2.5%
WESCO International, Inc.	2.4%
Vertiv Holdings Company, Class A	2.1%
Intuit, Inc.	2.1%
Morgan Stanley	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class A	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

C000209896
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class A
Trading Symbol	CSDGX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$116	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class A shares of the Fund declined 6.28% versus the 3.39% gain posted by the Russell 2500 Index. The period was characterized by a preference for higher momentum and lower profitability stocks, which provided an unfavorable headwind for the Fund.

Our stock selection in the Consumer Staples and Communications sectors bolstered Fund returns while those in the Technology and Energy sectors were a drag.

Fund holding Casey’s General Stores (CASY, 1.7% of holdings at period end) was a bright spot in the Staples sector as the rural market convenience store operator delivered consistently stronger than expected and double-digit earnings growth. Sales growth remained robust even as consumer spending weakened, supported by significant gains in prepared food sales. The company’s 14% boost to the dividend during the period was its 25th year of consecutive increases.

Within the Communications sector, New York Times Company (NYT, 1.7%) moved sharply higher during the period as strong digital subscriptions and pricing trends more than offset the softening advertising market. In fact, the company’s digital advertising sales accelerated to 19% over the course of the year. This led earnings to accelerate to well over 20% growth while the dividend was augmented by a healthy 38% rate.

Reflective of our relative underperformance in the Technology sector, Fund holding Booz Allen Hamilton (BAH, 0.3% of holdings at period end) pulled back sharply during the period. The provider of management and technology consulting services garners 95% of revenues from the U.S. government. Efforts to reign in excess government spending via the Department of Government Efficiency (DOGE) has driven sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our overall outperformance in the Energy sector was the retreat in oil prices and its impact of Atlas Energy Solutions, the leading provider of sand proppant for shale well drilling in the Permian basin. The company saw volumes and prices pressured as customers slowed their production efforts, leading to an earnings decline even as the company opened its new conveyor belt system to more efficiently deliver its product to customers. Our rising concern about dividend sustainability led to the sale of the position by period end.

Line Graph [Table Text Block]
	Copeland SMID Cap Dividend Growth Fund - Class A	Russell 2500® Index	Russell 3000® Index
Feb-2019	$9,423	$10,000	$10,000
Nov-2019	$10,806	$11,058	$11,667
Nov-2020	$11,318	$12,591	$13,887
Nov-2021	$13,644	$15,504	$17,545
Nov-2022	$13,030	$13,898	$15,649
Nov-2023	$13,350	$13,863	$17,623
Nov-2024	$16,380	$18,591	$23,700
Nov-2025	$15,351	$19,220	$26,920

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (February 11, 2019)
Copeland SMID Cap Dividend Growth Fund - Class A
Without Load	-6.28%	6.29%	7.44%
With Load	-11.68%	5.04%	6.51%
Russell 2500® Index	3.39%	8.83%	10.09%
Russell 3000® Index	13.59%	14.15%	15.68%

Performance Inception Date	Feb. 11, 2019
AssetsNet	$ 161,898,805
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 538,183
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$161,898,805 Number of Portfolio Holdings65 Advisory Fee (net of waivers)$538,183 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.7%
Utilities	3.2%
Communications	3.4%
Consumer Staples	3.5%
Energy	3.8%
Real Estate	5.7%
Materials	6.3%
Financials	9.2%
Consumer Discretionary	11.3%
Health Care	12.9%
Technology	14.9%
Industrials	25.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
WESCO International, Inc.	3.7%
Valmont Industries, Inc.	3.1%
Hexcel Corporation	2.7%
STERIS PLC	2.6%
Ensign Group, Inc. (The)	2.5%
Quest Diagnostics, Inc.	2.3%
AAON, Inc.	2.2%
Encompass Health Corporation	2.2%
GFL Environmental, Inc.	2.2%
Universal Display Corporation	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the year ended November 30, 2025.
C000178802
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class I
Trading Symbol	CSMDX
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$92	0.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class I shares of the Fund declined 6.07% versus the 3.39% gain posted by the Russell 2500 Index. The period was characterized by a preference for higher momentum and lower profitability stocks, which provided an unfavorable headwind for the Fund.

Our stock selection in the Consumer Staples and Communications sectors bolstered Fund returns while those in the Technology and Energy sectors were a drag.

Fund holding Casey’s General Stores (CASY, 1.7% of holdings at period end) was a bright spot in the Staples sector as the rural market convenience store operator delivered consistently stronger than expected and double-digit earnings growth. Sales growth remained robust even as consumer spending weakened, supported by significant gains in prepared food sales. The company’s 14% boost to the dividend during the period was its 25th year of consecutive increases.

Within the Communications sector, New York Times Company (NYT, 1.7%) moved sharply higher during the period as strong digital subscriptions and pricing trends more than offset the softening advertising market. In fact, the company’s digital advertising sales accelerated to 19% over the course of the year. This led earnings to accelerate to well over 20% growth while the dividend was augmented by a healthy 38% rate.

Reflective of our relative underperformance in the Technology sector, Fund holding Booz Allen Hamilton (BAH, 0.3% of holdings at period end) pulled back sharply during the period. The provider of management and technology consulting services garners 95% of revenues from the U.S. government. Efforts to reign in excess government spending via the Department of Government Efficiency (DOGE) has driven sales and earnings below prior year levels. Longer term, we view BAH’s expertise in cybersecurity, artificial intelligence and defense as strong growth drivers.

Detracting from our overall outperformance in the Energy sector was the retreat in oil prices and its impact of Atlas Energy Solutions, the leading provider of sand proppant for shale well drilling in the Permian basin. The company saw volumes and prices pressured as customers slowed their production efforts, leading to an earnings decline even as the company opened its new conveyor belt system to more efficiently deliver its product to customers. Our rising concern about dividend sustainability led to the sale of the position by period end.

Line Graph [Table Text Block]
	Copeland SMID Cap Dividend Growth Fund - Class I	Russell 2500® Index	Russell 3000® Index
Feb-2017	$10,000	$10,000	$10,000
Nov-2017	$11,100	$11,089	$11,304
Nov-2018	$11,629	$11,245	$11,928
Nov-2019	$13,387	$12,529	$13,776
Nov-2020	$14,053	$14,265	$16,397
Nov-2021	$16,988	$17,566	$20,716
Nov-2022	$16,256	$15,746	$18,478
Nov-2023	$16,703	$15,707	$20,808
Nov-2024	$20,537	$21,064	$27,983
Nov-2025	$19,291	$21,777	$31,785

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (February 27, 2017)
Copeland SMID Cap Dividend Growth Fund - Class I	-6.07%	6.54%	7.79%
Russell 2500® Index	3.39%	8.83%	9.30%
Russell 3000® Index	13.59%	14.15%	14.12%

Performance Inception Date	Feb. 27, 2017
AssetsNet	$ 161,898,805
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 538,183
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$161,898,805 Number of Portfolio Holdings65 Advisory Fee (net of waivers)$538,183 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.7%
Utilities	3.2%
Communications	3.4%
Consumer Staples	3.5%
Energy	3.8%
Real Estate	5.7%
Materials	6.3%
Financials	9.2%
Consumer Discretionary	11.3%
Health Care	12.9%
Technology	14.9%
Industrials	25.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
WESCO International, Inc.	3.7%
Valmont Industries, Inc.	3.1%
Hexcel Corporation	2.7%
STERIS PLC	2.6%
Ensign Group, Inc. (The)	2.5%
Quest Diagnostics, Inc.	2.3%
AAON, Inc.	2.2%
Encompass Health Corporation	2.2%
GFL Environmental, Inc.	2.2%
Universal Display Corporation	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the year ended November 30, 2025.